COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized			75,000,000		75,000,000		75,000,000	75,000,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock for cash proceeds					$ 0	$ 15,940	$ 15,940	$ 25,900
Common stock shares issued			7,295,000		8,092,000		8,092,000	7,295,000
Common stock shares outstanding			7,295,000		8,092,000		8,092,000	7,295,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares	42,000	755,000	868,000	427,000
Common stock for cash proceeds	$ 840	$ 15,100	$ 17,360	$ 8,540